Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

-------------------------------------------------------------------------------
1. Name and address of issuer:          Sentry Variable Account II
                                        1800 North Point Drive
                                        Stevens Point, WI  54481
-------------------------------------------------------------------------------
2. The name of each series or class of funds for which this Form is filed: N/A
-------------------------------------------------------------------------------
3. Investment Company Act File Number: 811-03875
   Securities Act File Number: 2-87072
-------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed: December 31, 2003
-------------------------------------------------------------------------------
4(b). [  ]     Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
-------------------------------------------------------------------------------
4(c). [  ]     Check box if this is the last time the issuer will be filing this Form.
-------------------------------------------------------------------------------
5. Calculation of registration fee:
   (i)    Aggregate sale price of
          securities sold during the
          fiscal year pursuant to
          section 24(f) :                                        $  2,800,386.91

   (ii)   Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                     $ 4,121,082.20

   (iii)  Aggregate price of securities
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995
          that were not previously used to
          reduce registration fees payable
          to the Commission:                   $    -0-

   (iv)   Total available redemption credits
          [add items 5(ii) and 5(iii)]:                         $   4,121,082.20

   (v)    Net sales - if Item 5(i) is greater
          than Item 5(iv)[subtract Item 5(iv)
          from Item 5(i)]:                                      $            -0-

   (vi)   Redemption credits available for use
          in future years - if Item 5(i) is
          less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:         ($ 1,320,695.29)

   (vii)  Multiplier for determining
          registration fee:                                  x          .0001267

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                         $            -0-

-------------------------------------------------------------------------------
6. Prepaid Shares
     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _____________.
-------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +$_______________
-------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]:

                                                              +$  -0-
-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
   Method of Delivery:
                                        [  ]  Wire Transfer
                                        [  ]  Mail or other means
-------------------------------------------------------------------------------


                                   SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.





By:  s/William M. O'Reilly
     ------------------------------------------------
     William M. O'Reilly, Secretary



Date: February 6, 2004